Income taxes	6 Months Ended
Jun. 30, 2025
Income taxes
Income taxes

11Income taxes

The Company has holding companies in Cayman Island, British Virgin Islands, Hong Kong, Singapore, Malaysia and its main operations is in the PRC. The Company’s entities are subject to local statutory income tax rate in these jurisdictions. Specifically, the Company’s PRC entities are subject to a statutory income tax rate of 25% and a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%, in accordance with the Enterprise Income Tax Law (the “EIT Law”). The Company’s Hong Kong entity is subject to a statutory income tax rate of 16.5%, in accordance with the Hong Kong tax laws. The Company’s Singapore entity is subject to a statutory income tax rate of 17%, in accordance with the Singapore tax laws. The Company’s Malaysia entity is subject to a statutory income tax rate of 24%, in accordance with the Malaysia tax laws.

The Company recorded an income tax expense of RMB239 and an income tax benefit of RMB546 (US$76), representing an effective tax rate of (6.50%) and 32.93% respectively for the six months ended June 30, 2024 and 2025. The significant increase in effective tax rate is mainly due to the reduction of loss before income taxes, changes in tax rate on deferred tax and prior year true up.

As of December 31, 2024 and June 30, 2025, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the six months ended June 30, 2024 and 2025. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In accordance with relevant PRC tax administration laws, the tax year from 2019 through 2024 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the unaudited interim condensed consolidated financial statements.